Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Financial Assets:
Loans receivable, Carrying Amount	$ 436,580		$ 427,363
Available-for-sale equity investments, Carrying Amount	1,103		5,816
Available-for-sale equity investments, Fair Value	1,103		5,816
Cash and cash equivalents, Carrying Amount	131,570		35,476	23,370	30,269
Cash and cash equivalents	131,570		35,476
Financial Liabilities:
Borrowings under unsecured lines of credit arrangements, Carrying Amount	300,000		140,000	570,000
Borrowings under unsecured lines of credit arrangements, Fair Value	300,000		140,000
Senior unsecured notes, Carrying Amount	3,034,949		1,653,027
Senior unsecured notes, Fair Value	3,267,638		1,762,129
Secured debt, Carrying Amount	1,125,906		620,995
Secured debt, Fair Value	1,178,081		623,266
Interest rate swap agreements, Carrying Amount	(482)	[1]	2,381
Interest rate swap agreements, Fair Value	(482)		2,381
Mortgage Loans [Member]
Financial Assets:
Loans receivable, Carrying Amount	109,283		74,517
Loans receivable, Fair value	111,255		74,765
Other Real Estate Loans Receivable [Member]
Financial Assets:
Loans receivable, Carrying Amount	327,297		352,846
Loans receivable, Fair value	$ 333,003		$ 354,429

[1]	Please see Note 11 for additional information.